The following table shows changes made and our analysis of our portfolio of renegotiated loans and advances to customers: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans And Advances To Customers
Opening balance	R$ 29,757,140	R$ 19,030,657
Additional renegotiated amounts, including interest	28,506,866	34,683,660
Payments received	(24,768,774)	(19,448,835)
Write-offs	(4,876,214)	(4,508,342)
Closing balance	28,619,018	29,757,140
Expected loss on loans and advances	(10,983,519)	(10,659,899)
Total renegotiated loans and advances to customers, net of impairment at the end of the year	R$ 17,635,499	R$ 19,097,241
Impairment on renegotiated loans and advances as a percentage of the renegotiated portfolio	38.40%	35.80%
Total renegotiated loans and advances as a percentage of the total loan portfolio	4.70%	5.80%
Total renegotiated loans and advances as a percentage of the total loan portfolio, net of impairment	5.00%	3.70%